Real Estate Securities Trust Investment Objectives and Goals - Real Estate Securities Trust	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Real Estate Securities Trust
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek to achieve a combination of long-term capital appreciation and current income.